UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 30 September 2003

Check here if Amendment [ ];               Amendment Number: ___
       This Amendment (Check only one):           [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         CAZENOVE FUND MANAGEMENT LIMITED
                              12 Moorgate
                              London, England EC2R 6DA

Form 13F File Number:               028-06525

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            TOBY HENRY JOHN DE CARTERET HAMPDEN-ACTON
Title:           Compliance Officer
Phone:           +44 (0)20 7825 9031

Signature, Place, and Date of Signing:

/s/ TOBY HAMPDEN ACTON          London, England                7 October 2003
[Signature]                     [City, State]                  [Date]

Report Type:

[|X|]      13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE




Report Summary:
Number of Other Included Managers:                                          0
Form 13F Information Table Entry Total:                                     92
Form 13F Information Table Value Total:                                $404,603
                                                                    (thousands)

List of Other Included Managers:
NONE

                        Cazenove Fund Management Limited
                           Form 13F Information Table


------------------------ ----------- ---------- ---------- -------- --------- --------- ----------  ---------- --------------------
    Name of issuer       Title of    CUSIP         Value   Shrs or   SH/PRN    Put/Call Investment  Other      Voting authority
                           class                 (x$1000)  prn amt                      discretion  managers
------------------------ ----------- ---------- ---------- -------- --------- --------- ----------  ---------- --------------------

                                                                                                               Sole    Shared   None
------------------------ ----------- ---------- ---------- -------- --------- --------- ---------- ---------- ------- --------- ----

3M COMPANY               COM STK      88579Y101      307     4,440       Sh              Sole         N/A       4,440
                         USD0.01


ABBOTT LABORATORIES      COM STK      002824100      683    16,048       Sh              Sole         N/A      16,048
                         NPV


ACCENTURE LTD BERMUDA    CLS 'A'
                         COM
                         USD0.000025  G115OG111    2,518   112,700       Sh              Sole         N/A     112,700


AFFILIATED COMPUTER      CLASS A      008190100   11,562   237,463       Sh              Sole         N/A     237,463
SERVICES INC             COM STK
                         USD0.01


ALCOA INC                COM STK      013817101    2,021    77,257       Sh              Sole         N/A      77,257
                         USD1


ALLTEL CORP              COM STK      020039103    6,833   147,452       Sh              Sole         N/A     147,452
                         USD1


ALTRIA GROUP INC         COM STK      02209S103    1,652    37,713       Sh              Sole         N/A      37,713
                         USD0.333


AMERICAN EXPRESS CO      COM          025816109   15,852   351,793       Sh              Sole         N/A     351,793
                         USD0.20


AMERICAN INTERNATIONAL   COM STK      026874107      385     6,671       Sh              Sole         N/A       6,671
GROUP INC                USD2.50


AMERICREDIT CORP         COM STK      03060R101      726    70,441       Sh              Sole         N/A      70,441
                         USD0.01


AMGEN INC.               COM STK      031162100    9,266   143,506       Sh              Sole         N/A     143,506
                         USD0.000
                         1


ANHEUSER-BUSCH COS INC   COM STK      035229103      972    19,690       Sh              Sole         N/A      19,690
                         USD1


AOL TIME WARNER INC      COM STK      00184A105    4,126   273,050       Sh              Sole         N/A     273,050
                         USD0.01


AON CORP                 COM STK      037389103      792    38,000       Sh              Sole         N/A      38,000
                         USD1


APPLIED INDUSTRIAL       COM STK      03820C105      201    10,125       Sh              Sole         N/A      10,125
TECHNOLOGIES INC         NPV


APPLIED MATERIALS INC    COM STK      038222105      210    11,600       Sh              Sole         N/A      11,600
                         USD0.01


AT&T WIRLESS SERVICES    COM STK      00209A106      315    38,568       Sh              Sole         N/A      38,568
GROUP                    USD0.01


AU OPTRONICS CORPN       ADS EACH     002255107      607    47,577       Sh              Sole         N/A      47,577
                         REPR 10
                         COM (SPON)


BANK OF AMERICA          COM STK      060505104   16,090   206,174      Sh               Sole         N/A     206,174
CORPORATION              USD0.01


BAUSCH & LOMB INC        COM STK      071707103      778    17,848      Sh               Sole         N/A      17,848
                         USD0.40


BEAR STEARNS COMPANIES   COM STK      073902108      224     3,000      Sh               Sole         N/A       3,000
INC                      USD1


BERKSHIRE HATHAWAY INC   CNV          084670108      675         9      Sh               Sole         N/A           9
                         CLASS'A'USD5


BJS WHOLESALE CLUB INC   COM STK      05548J106    6,515   336,337      Sh               Sole         N/A     336,337
                         USD0.01


BP                       ADR          055622104      262     6,220      Sh               Sole         N/A       6,220
                         (CNV INTO
                         6 ORD
                         USD0.25 SHS)


BRISTOL-MYERS SQUIBB CO  COM STK      110122108      213     8,320      Sh               Sole         N/A       8,320
                         USD0.10


CAMPBELL SOUP CO         CAP STK      134429109      549    20,724      Sh               Sole         N/A      20,724
                         USD0.0375


CHEVRON TEXACO           COM STK      166764100      225     3,151      Sh               Sole         N/A       3,151
CORPORATION              USD0.75


CISCO SYSTEMS INC        COM          17275R102    4,302   220,164      Sh               Sole         N/A     220,164
                         USD0.001


CITIGROUP INC            COM          172967101    1,107    24,326      Sh               Sole         N/A      24,326
                         USD0.01


COCA-COLA CO             COM STK      191216100    2,746    63,916      Sh               Sole         N/A      63,916
                         USD0.25


COLGATE-PALMOLIVE CO     COM STK      194162103    9,820   175,711      Sh               Sole         N/A     175,711
                         USD1


COMCAST CORPORATION      'A'SPL       20030N200      722    24,454      Sh               Sole         N/A      24,454
                         COM USD1


COVANCE                  COM STK      222816100    9,086   405,984      Sh               Sole         N/A     405,984
                         USD0.01


DE RIGO SPA              SPON ADR     245334107       42    10,000      Sh               Sole         N/A      10,000
                         EACH REPR
                         1 ORD
                         ITL500


DELL INC                 COM STK      247025109    6,893   206,454      Sh               Sole         N/A     206,454
                         USD0.01


DOMINION RESOURCES       COM STK      25746U109    7,443   120,248      Sh               Sole         N/A     120,248
INC (VIRGINIA)           NPV


DOVER CORP               COM STK      260003108      557    15,744      Sh               Sole         N/A      15,744
                         USD1


DU PONT(E.I.)DE          COM STK      263534109      247     6,162      Sh               Sole         N/A       6,162
NEMOURS & CO             USD0.30


EATON CORP               COM STK      278058102   13,022   146,940      Sh               Sole         N/A     146,940
                         USD0.50


EBAY INC                 COM STK      278642103    2,916    54,500      Sh               Sole         N/A      54,500
                         USD0.001


EXXON MOBIL CORP         COM STK      30231G102   13,965   381,544      Sh               Sole         N/A     381,544
                         NPV


FIRST DATA CORP          COM STK      319963104    9,635   241,120      Sh               Sole         N/A     241,120
                         USD0.01


FUEL-TECH NV             COM STK      359523107       97    18,185      Sh               Sole         N/A      18,185
                         USD0.01


GENERAL ELECTRIC CO      COM STK      369604103    3,149   105,633      Sh               Sole         N/A     105,633
                         USD0.06


GLAXOSMITHKLINE          ADR EACH     37733W105      363     8,566      Sh               Sole         N/A       8,566
                         CNV INTO
                         2 ORD 25P


GOLDMAN SACHS            COM STK      38141G104   12,808   152,662      Sh               Sole         N/A     152,662
GROUP LP                 USD0.01


HEWLETT-PACKARD          COM STK      428236103    9,658   498,880      Sh               Sole         N/A     498,880
FINANCE CO               USD0.01


HONEYWELL                COM STK      438516106      242     9,203      Sh               Sole         N/A       9,203
INTERNATIONAL INC        USD1


INTEL CORP               COM          458140100    4,466   162,325      Sh               Sole         N/A     162,325
                         USD0.001


INTERACTIVECORP          COM STK      45840J107    4,171   126,192      Sh               Sole         N/A     126,192
                         USD0.01


INTERNATIONAL BUS MACH   COM STK      459200101    4,509    51,049      Sh               Sole         N/A      51,049
CORP                     USD0.20


J P MORGAN CHASE & CO    COM USD1     46625H100    1,395    40,643      Sh               Sole         N/A      40,643


JOHNSON & JOHNSON        COM STK      478160104   10,463   211,298      Sh               Sole         N/A     211,298
                         USD1


KOOR INDUSTRIES          ADR-EACH     500507108       42    10,000      Sh               Sole         N/A      10,000
                         REPR 0.20
                         ORD SHS
                         ILS0.001


L3 COMMUNICATIONS        COM STK      502424104   10,336   238,992      Sh               Sole         N/A     238,992
                         USD0.01


LEHMAN BROS HLDGS        COM STK      524908100    5,021    72,685      Sh               Sole         N/A      72,685
                         USD0.10


LUCENT                   COM STK      549463107       33    15,380      Sh               Sole         N/A      15,380
TECHNOLOGIE              USD0.01


LUXOTTICA GROUP          ADR-EACH     55068R202      432    30,250      Sh               Sole         N/A      30,250
                         CNV INTO
                         1 ORD
                         EUR0.06(BNY)


MACERICH CO              COM STK      554382101      264     7,000      Sh               Sole         N/A       7,000
                         USD0.01


MARSH & MCLENNAN         COM USD1     571748102   15,983   335,705      Sh               Sole         N/A     335,705
COMPANIES INC


MBIA INC                 COM STK      55262C100    4,261    77,517      Sh               Sole         N/A      77,517
                         USD1


MCDONALD'S CORPORATION   COM          580135101      552    23,436      Sh               Sole         N/A      23,436
                         USD0.01


MERCK & CO INC           COM STK      589331107   13,391   264,548      Sh               Sole         N/A     264,548
                         USD0.01


MERRILL LYNCH & CO INC   COM STK      590188108      387     7,227      Sh               Sole         N/A       7,227
                         USD1.333


MICROSOFT CORP           COM STK      594918104   11,180   402,296      Sh               Sole         N/A     402,296
                         USD0.0000125


NEWMONT MINING           COM STK      651639106      369     9,450      Sh               Sole         N/A       9,450
CORP                     USD1.60


NORTEL NETWORKS          COM NPV      656568102       49    12,000      Sh               Sole         N/A      12,000
CORPORATION

NOVELLUS SYSTEMS INC     COM STK      670008101    7,376   218,538      Sh               Sole         N/A     218,538
                         NPV


OMNICOM GROUP INC        COM STK      681919106    6,843    95,241      Sh               Sole         N/A      95,241
                         USD0.15


ORACLE CORP              COM STK      68389X105      313    27,904      Sh               Sole         N/A      27,904
                         USD0.01


PALL CORP                COM STK      696429307      795    35,422      Sh               Sole         N/A      35,422
                         USD0.10


PEPSICO INC              CAP STK      713448108   19,217   419,312      Sh               Sole         N/A     419,312
                         USD0.0166


PFIZER INC               COM STK      717081103   15,219   500,960      Sh               Sole         N/A     500,960
                         USD0.05


PROCTER & GAMBLE CO      COM STK      742718109   10,715   115,440      Sh               Sole         N/A     115,440
                         NPV


SCHLUMBERGER             COM STK      806857108   11,969   247,302      Sh               Sole         N/A     247,302
LIMITED                  USD0.01


SMURFIT-STONE            COM STK      832727101    1,448    96,673      Sh               Sole         N/A      96,673
CONTAINER CORP           USD0.01


SPRINT CORP              COM STK      852061100      299    19,776      Sh               Sole         N/A      19,776
                         USD2.00(FON
                         GROUP)


ST PAUL COMPANIES INC    COM STK      792860108      305     8,238      Sh               Sole         N/A       8,238
                         NPV


SYSCO CORP               COM STK      871829107      209     6,400      Sh               Sole         N/A       6,400
                         USD1


THERMO ELECTRON CORP     COM STK      883556102      261    12,019      Sh               Sole         N/A      12,109
                         USD1


TRAVELERS PROPERTY       COM          89420G406   11,504   724,419      Sh               Sole         N/A     724,419
CASUALTY                 CL'B'USD0.01


TYCO INTERNATIONAL       6.75% BDS    902124106      132   125,000      Sh               Sole         N/A     125,000
GROUP                    15/02/2011
                         USD1000


TYCO INTERNATIONAL LTD   COM STK      902124106      576    28,170      Sh               Sole         N/A      28,170
                         USD0.20


UNITED TECHNOLOGIES      COM STK      913017109   14,271   184,664      Sh               Sole         N/A     184,664
CORP                     USD1


VIA NET.WORKS INC        COM STK      925912107       51    38,345      Sh               Sole         N/A      38,345
                         USD0.001


VIACOM INC               NON VTG      925524308    8,957   233,863     Sh               Sole         N/A     233,863
                         COM STK
                         USD0.01
                         CLASS'B'


VIVENDI UNIVERSAL        ADR EACH     92851S204      304    17,120      Sh               Sole         N/A      17,120
                         REPR 1
                         ORD EUR5.5


W.P.STEWART HLDGS        COM STK      G84922106      659       560      Sh               Sole         N/A         560
                         USD2


WACHOVIA CORP            COM STK      929903102      365     8,870      Sh               Sole         N/A       8,870
                         USD3.333
                         1/3


WAL-MART STORES INC      COM STK      931142103    1,447    25,905      Sh               Sole         N/A      25,905
                         USD0.10


WELLS FARGO & CO         COM STK      949746101   10,384   201,627      Sh               Sole         N/A     201,627
                         USD1 2/3


WYETH                    COM          983024100      291     6,307      Sh               Sole         N/A       6,307
                         USD0.333

